Components of Provision for Income Taxes (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Federal									$ 1,037,608	$ 1,067,443
State									466,765	438,190
Deferred income taxes									(166,886)	(246,539)
Income Tax Benefit	$ 254,015	$ 417,870	$ 298,713	$ 366,889	$ 281,656	$ 345,616	$ 368,407	$ 263,415	$ 1,337,487	$ 1,259,094